Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers Based on Resolution (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,161,735.8	$ 2,263,891.3	$ 1,587,415.0
Wafer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,882,518.1	1,991,855.9	1,405,300.3
Wafer [member] | 3-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	108,045.3
Wafer [member] | 5-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	629,300.4	508,689.9	262,327.4
Wafer [member] | 7-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	357,247.4	535,153.8	440,383.1
Wafer [member] | 10-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23.3	24.9	660.0
Wafer [member] | 16-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	191,306.1	258,544.3	191,058.9
Wafer [member] | 20-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,359.0	8,853.3	5,668.8
Wafer [member] | 28-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	186,924.9	206,611.9	153,066.6
Wafer [member] | 40/45-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	114,667.4	145,546.2	103,413.6
Wafer [member] | 65-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	107,425.4	93,288.6	66,467.9
Wafer [member] | 90-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,642.0	40,184.2	32,260.3
Wafer [member] | 0.11/0.13 micron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,149.3	57,992.3	40,558.5
Wafer [member] | 0.15/0.18 micron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	86,614.2	110,571.2	86,700.3
Wafer [member] | 0.25 micron and above [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 17,813.4	$ 26,395.3	$ 22,734.9